Other reserves (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves
Balance at the beginning	¥ 33,629,000	¥ (125,880,000)	¥ (186,422,000)
Translation of foreign operations	(302,000)	(790,000)	(665,000)
Deregister of subsidiary			17,000
Disposal of subsidiary		(5,000)	18,140,000
Share-based payment		7,514,000	27,515,000
Addition of paid-in capital		170,001,000
Issuance of shares(Note 19)			94,166,000
Transaction costs related to issuance of shares			(5,128,000)
Convertible note convert into shares		24,755,000
Expire of convertible note	1,817,000
Balance at the end	9,346,000	33,629,000	(125,880,000)
Share-based compensation expenses	0	7,514,000	27,528,000
Reserves
Other reserves
Balance at the beginning	1,228,135,000	1,028,510,000	909,411,000
Translation of foreign operations	(302,000)	(790,000)	(665,000)
Revaluation of investment properties		(1,498,000)
Deregister of subsidiary		(5,000)	17,000
Disposal of subsidiary		(5,000)
Share-based payment		7,500,000	27,515,000
Addition of paid-in capital		170,001,000
Issuance of shares(Note 19)			94,009,000
Transaction costs related to issuance of shares			(5,128,000)
Convertible note convert into shares		24,417,000
Expire of convertible note	1,797,000
Balance at the end	1,229,630,000	1,228,135,000	1,028,510,000
Capital reserve
Other reserves
Balance at the beginning	991,350,000	796,932,000
Addition of paid-in capital		170,001,000
Convertible note convert into shares		24,417,000
Balance at the end	991,350,000	991,350,000	796,932,000
Merger reserve
Other reserves
Balance at the beginning	(10,000,000)	(10,000,000)
Balance at the end	(10,000,000)	(10,000,000)	(10,000,000)
Statutory reserve
Other reserves
Balance at the beginning	42,772,000	42,777,000
Deregister of subsidiary		(5,000)
Balance at the end	¥ 42,772,000	42,772,000	42,777,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	50.00%
Share-based compensation reserve
Other reserves
Balance at the beginning	¥ 265,192,000	257,692,000
Share-based payment		7,500,000
Expire of convertible note	1,797,000
Balance at the end	¥ 266,989,000	265,192,000	257,692,000
Threshold percentage of share capital reserves to total share capital after which appropriation is optional	10.00%
Reserve resulting from lapsing of options			27,515,000
Other reserve
Other reserves
Balance at the beginning	¥ (61,179,000)	(58,891,000)
Translation of foreign operations	(302,000)	(790,000)
Revaluation of investment properties		(1,498,000)
Balance at the end	¥ (61,481,000)	(61,179,000)	¥ (58,891,000)
Share-based compensation expenses		¥ 4,226,000